Employee future benefits (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	May 05, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Gain on modification of building lease	$ 34
Defined benefit obligation, at present value			$ 16,137
Assets of benefit plan		$ 11,927	11,963
Cumulative amount of actuarial net losses		$ 9,385	5,793	$ 5,143
Weighted average duration of defined benefit obligation		16 years
German Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Defined contribution plan, expenses		$ 45	38	54
Unfunded Plan [Member]
IfrsStatementLineItems [Line Items]
Assets of benefit plan		11,927
Liability asset of defined benefit plans		29,412	$ 15,435
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value		36,924
Discount rate			0.50%
Pension defined benefit plans [member] | Unfunded Plan [Member]
IfrsStatementLineItems [Line Items]
Assets of benefit plan		11,927
Liability asset of defined benefit plans		29,313	$ 15,341	$ 13,704	$ 13,100
Pension defined benefit plans [member] | Addition Expected Inflation [Member]
IfrsStatementLineItems [Line Items]
Discount rate			1.75%
German Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Gain on modification of building lease			$ 34